PROPERTY, PLANT AND EQUIPMENT, NET (Details) ₫ in Millions	Dec. 31, 2024 VND (₫)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 VND (₫)
PROPERTY, PLANT AND EQUIPMENT, NET
Subtotal	₫ 108,454,644	$ 4,456,734,909	₫ 96,422,177
Less: Accumulated depreciation	(23,914,727)	(982,729,690)	(15,222,216)
Less: Impairment charges	(5,840,402)	(240,000,082)	(2,077,258)
Total property, plant and equipment, net	78,699,515	3,234,005,137	79,122,703	[1]
Freehold land
PROPERTY, PLANT AND EQUIPMENT, NET
Subtotal	2,048,104	84,162,893	1,952,618
Buildings and structures
PROPERTY, PLANT AND EQUIPMENT, NET
Subtotal	26,303,728	1,080,901,089	23,466,382
Machinery and equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Subtotal	70,764,858	2,907,945,675	63,421,857
Leased-out batteries
PROPERTY, PLANT AND EQUIPMENT, NET
Subtotal	5,895,670	242,271,214	4,242,908
Vehicles
PROPERTY, PLANT AND EQUIPMENT, NET
Subtotal	2,537,029	104,254,325	2,328,694
Office equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Subtotal	829,408	34,082,926	909,400
Others
PROPERTY, PLANT AND EQUIPMENT, NET
Subtotal	₫ 75,847	$ 3,116,787	₫ 100,318

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control (Note 3).